Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued vacation	$ 3,464	$ 2,989
Taxes payable	40	37
Accrued expenses- related party	142	0
Accrued expenses - other	2,977	2,401
Other current liabilities	$ 6,623	$ 5,427